Development Expenses (Details) - Recast [Member]	12 Months Ended
Apr. 30, 2022 USD ($)
Balance at April 30, 2018	$ 1,145,906
Engineering and consulting	177,820
Metallurgy	263,056
Permitting and environmental	17,684
Interest on Promissory Notes	207,266
Other direct costs	80,678
746,504
Balance at April 30, 2019, 2020, 2021 and 2022	$ 1,892,410